Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note 19 -        DERIVATIVE FINANCIAL INSTRUMENTS

A.
Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, respectively, the fair value of the Company's outstanding derivative instruments as of December 31, 2011 and December 31, 2010 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$9,908	$16,897	$23,914	$5,509
Cross-currency interest rate swaps	8,877	20,377	-	-
	18,785	37,274	23,914	5,509
Derivatives not designated as hedging instruments
Foreign exchange contracts	4,847	2,044	1,363	2,710
Options exchange contracts	-	159	677	51
	$4,847	$2,203	$2,040	$2,761

(*)	Presented as part of other assets.
(**)	Presented as part of other payables.

B.
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2011 and December 31, 2010 is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$(13,914)	$20,002	$7,438	$-	$585	$-
Other	-	-	-	10,115	-	2,034
	$(13,914)	$20,002	$7,438	$10,115	$585	$2,034
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$461	$751

(*)	Presented as part of revenues/cost of sales
(**)	Presented as part of financial expenses

C.
The net effect of the cross-currency swaps was approximately $11,000 of losses, of which approximately $19,500 was offset against exchange rate difference, related to Series A Notes and approximately $8,500 was offset against interest expenses.

D.	The notional amounts of outstanding foreign exchange forward contracts at December 31, 2011 and December 31, 2010, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2011	2010	2011	2010
Euro	$57,022	$16,076	$154,251	$240,830
GBP	30,868	20,475	45,095	85,980
NIS	654,105	114,284	-	-
Other	14,073	30,412	34,120	54,572
	$756,068	$181,247	$233,466	$381,382